DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Inventory costs	$36,736	$30,333	$22,854
Subcontractor and consultant costs	3,163	3,426	3,557
Concession construction materials and labor costs	323	235	163
Depreciation and amortization expense	3,223	2,283	2,165
Compensation	5,562	4,123	3,546
Other direct costs	4,103	2,751	2,345
Total	$53,110	$43,151	$34,630